Schedule of investments
Delaware Ivy High Income Opportunities Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 1.42%
New Cotai 5.00% exercise price $0.00, maturity date 2/2/27 <<, =	1,042,759	$ 2,404,214
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	426,000	345,060
Total Convertible Bonds (cost $1,388,570)		2,749,274

Corporate Bonds — 115.21%
Automotive — 1.81%
Allison Transmission 144A 5.875% 6/1/29 #	1,445,000	1,359,564
Ford Motor 4.75% 1/15/43	990,000	712,848
Goodyear Tire & Rubber 5.25% 7/15/31	1,735,000	1,421,381
		3,493,793
Banking — 2.52%
Barclays 6.125% 12/15/25 μ, ψ	1,240,000	1,133,050
Deutsche Bank 6.00% 10/30/25 μ, ψ	3,200,000	2,729,829
SVB Financial Group 4.10% 2/15/31 μ, ψ	1,725,000	995,879
		4,858,758
Basic Industry — 4.94%
Cerdia Finanz 144A 10.50% 2/15/27 #	1,155,000	969,091
Chemours 144A 5.75% 11/15/28 #	1,665,000	1,497,834
Domtar 144A 6.75% 10/1/28 #	600,000	526,241
Eldorado Gold 144A 6.25% 9/1/29 #	1,170,000	1,025,074
First Quantum Minerals 144A 6.875% 10/15/27 #	665,000	625,288
FMG Resources August 2006
144A 5.875% 4/15/30 #	1,215,000	1,133,562
144A 6.125% 4/15/32 #	550,000	513,725

Novelis 144A 4.75% 1/30/30 #	2,285,000	2,030,954
Vibrantz Technologies 144A 9.00% 2/15/30 #	1,603,000	1,211,805
		9,533,574
Capital Goods — 4.86%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	610,732	425,749
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	231,000	196,515
Bombardier 144A 6.00% 2/15/28 #	772,000	714,826
Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #	275,000	261,807
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	1,610,000	$ 1,568,796
Sealed Air 144A 5.00% 4/15/29 #	795,000	748,449
TransDigm 5.50% 11/15/27	2,591,000	2,438,338
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #	2,414,000	1,194,930
144A 9.00% 11/15/26 #, *	2,572,000	1,742,530
144A 13.125% 11/15/27 #	343,000	86,607
		9,378,547
Communications — 12.85%
Altice Financing 144A 5.75% 8/15/29 #	2,086,000	1,644,681
Altice France
144A 5.125% 7/15/29 #	866,000	650,823
144A 5.50% 10/15/29 #	469,000	358,464
144A 8.125% 2/1/27 #	2,659,000	2,427,508

Altice France Holding 144A 10.50% 5/15/27 #	4,582,000	3,503,626
Connect Finco 144A 6.75% 10/1/26 #	2,645,000	2,456,728
Consolidated Communications
144A 5.00% 10/1/28 #	417,000	308,066
144A 6.50% 10/1/28 #	2,244,000	1,749,334
Digicel International Finance
144A 8.00% 12/31/26 #	120,811	53,418
144A 8.75% 5/25/24 #	1,482,000	1,276,862
Frontier Communications Holdings
144A 5.00% 5/1/28 #	280,000	244,723
144A 5.875% 10/15/27 #	2,671,000	2,486,087
5.875% 11/1/29	455,605	353,083
144A 6.75% 5/1/29 #	830,000	687,763
144A 8.75% 5/15/30 #	395,000	402,384

Northwest Fiber 144A 4.75% 4/30/27 #	1,005,000	885,518
Sable International Finance 144A 5.75% 9/7/27 #	200,000	184,850
Sprint 7.625% 3/1/26	1,310,000	1,381,403
Telesat Canada 144A 5.625% 12/6/26 #	2,310,000	1,065,540
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	3,290,000	2,679,063
		24,799,924
Consumer Goods — 1.42%
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	905,000	776,351
Kronos Acquisition Holdings 144A 5.00% 12/31/26 #	875,000	757,969
Pilgrim's Pride 144A 4.25% 4/15/31 #	1,372,000	1,168,944
NQ-IV010 [12/22] 2/23 (2745497)    1

Schedule of investments
Delaware Ivy High Income Opportunities Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods (continued)
Scotts Miracle-Gro 4.00% 4/1/31	60,000	$ 45,924
		2,749,188
Energy — 16.15%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	896,000	800,065
144A 7.00% 11/1/26 #	711,000	690,786
Bellatrix Exploration
8.50% 9/11/23 =	418,000	0
12.50% 12/15/23 =	456,000	0
Callon Petroleum
144A 7.50% 6/15/30 #, *	1,045,000	957,534
144A 8.00% 8/1/28 #	1,785,000	1,703,923

CNX Midstream Partners 144A 4.75% 4/15/30 #	204,000	167,681
CNX Resources 144A 6.00% 1/15/29 #	1,755,000	1,617,458
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	597,000	556,237
144A 6.00% 2/1/29 #	319,000	293,147

EQM Midstream Partners 144A 4.75% 1/15/31 #	3,038,000	2,489,504
Genesis Energy
7.75% 2/1/28	1,210,000	1,115,693
8.00% 1/15/27	1,912,000	1,808,408
Hilcorp Energy I
144A 6.00% 4/15/30 #	1,910,000	1,701,277
144A 6.00% 2/1/31 #	275,000	238,235
144A 6.25% 4/15/32 #	1,011,000	873,894

Laredo Petroleum 10.125% 1/15/28	1,161,000	1,133,989
Mesquite Energy 144A 7.25% 2/15/23 #, ‡	257,000	4,176
Murphy Oil 6.375% 7/15/28	3,028,000	2,918,931
NuStar Logistics
6.00% 6/1/26	1,509,000	1,455,622
6.375% 10/1/30	1,530,000	1,417,453
Occidental Petroleum
4.20% 3/15/48	95,000	73,116
4.40% 4/15/46	369,000	288,851
4.40% 8/15/49	735,000	574,906
4.50% 7/15/44	380,000	304,421
6.45% 9/15/36	815,000	833,138
6.60% 3/15/46	670,000	690,934
6.625% 9/1/30	605,000	626,559
Southwestern Energy
5.375% 2/1/29	280,000	259,981
5.375% 3/15/30	2,785,000	2,545,334
USA Compression Partners
6.875% 4/1/26	250,000	240,224
6.875% 9/1/27	1,460,000	1,367,444

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Weatherford International 144A 8.625% 4/30/30 #	1,475,000	$ 1,419,087
		31,168,008
Financial Services — 4.85%
AerCap Holdings 5.875% 10/10/79 μ	1,418,000	1,293,088
Air Lease 4.65% 6/15/26 μ, ψ	742,000	621,959
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	1,680,000	1,464,017
Compass Group Diversified Holdings 144A 5.25% 4/15/29 #	937,000	803,094
Credit Suisse Group 144A 9.75% 6/23/27 #, μ	1,760,000	1,537,479
Highlands Holdings Bond Issuer 144A PIK 7.625% 10/15/25 #, >	1,518,011	1,420,302
Medline Borrower 144A 3.875% 4/1/29 #	1,805,000	1,457,980
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	877,000	755,505
		9,353,424
Healthcare — 8.85%
Avantor Funding 144A 3.875% 11/1/29 #	3,641,000	3,062,172
Bausch Health 144A 6.125% 2/1/27 #	1,145,000	791,058
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	1,655,000	1,386,526
CHS
144A 4.75% 2/15/31 #	480,000	349,390
144A 5.25% 5/15/30 #	580,000	438,377
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	661,000	621,013
144A 6.50% 10/15/28 #	897,000	826,198
Encompass Health
4.625% 4/1/31	550,000	473,617
4.75% 2/1/30	355,000	312,310

Hadrian Merger Sub 144A 8.50% 5/1/26 #	369,000	326,641
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	1,720,000	1,452,712
Organon & Co. 144A 5.125% 4/30/31 #	2,445,000	2,121,368
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	1,188,000	905,374
Tenet Healthcare
144A 4.375% 1/15/30 #	1,385,000	1,201,238
144A 6.125% 10/1/28 #	2,600,000	2,333,318

US Renal Care 144A 10.625% 7/15/27 #	2,224,000	489,280
		17,090,592

2    NQ-IV010 [12/22] 2/23 (2745497)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 3.98%
HUB International 144A 5.625% 12/1/29 #	2,420,000	$ 2,116,732
Jones Deslauriers Insurance Management 144A 10.50% 12/15/30 #	2,850,000	2,810,539
NFP
144A 6.875% 8/15/28 #	2,541,000	2,100,083
144A 7.50% 10/1/30 #	690,000	653,136
		7,680,490
Leisure — 7.87%
Boyd Gaming
4.75% 12/1/27 *	1,605,000	1,497,208
144A 4.75% 6/15/31 #	1,465,000	1,276,279
Carnival
144A 5.75% 3/1/27 #	1,750,000	1,252,598
144A 6.00% 5/1/29 #	1,340,000	895,464
144A 7.625% 3/1/26 #	3,190,000	2,534,023
Royal Caribbean Cruises
144A 5.50% 8/31/26 #	180,000	151,650
144A 5.50% 4/1/28 #	5,963,000	4,769,327

Scientific Games Holdings 144A 6.625% 3/1/30 #	1,645,000	1,391,670
Scientific Games International 144A 7.25% 11/15/29 #	1,490,000	1,433,082
		15,201,301
Media — 13.39%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	2,185,000	1,669,296
AMC Networks 4.25% 2/15/29 *	1,685,000	1,052,396
Arches Buyer 144A 6.125% 12/1/28 #	1,715,000	1,378,593
CCO Holdings
144A 4.50% 8/15/30 #	1,081,000	895,511
144A 4.75% 2/1/32 #	1,195,000	971,230
144A 6.375% 9/1/29 #	2,535,000	2,387,121

CMG Media 144A 8.875% 12/15/27 #	1,575,000	1,187,991
CSC Holdings
144A 4.50% 11/15/31 #	619,000	430,632
144A 5.00% 11/15/31 #	862,000	482,720
144A 5.75% 1/15/30 #	4,480,000	2,536,554

Cumulus Media New Holdings 144A 6.75% 7/1/26 #, *	1,500,000	1,262,370
Directv Financing 144A 5.875% 8/15/27 #	2,445,000	2,192,089
DISH DBS 144A 5.75% 12/1/28 #	1,670,000	1,336,000
Gray Escrow II 144A 5.375% 11/15/31 #	185,000	133,650
Gray Television 144A 4.75% 10/15/30 #	830,000	601,750
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Nexstar Media 144A 4.75% 11/1/28 #	1,650,000	$ 1,429,742
Sirius XM Radio 144A 4.125% 7/1/30 #	3,325,000	2,751,321
Stagwell Global 144A 5.625% 8/15/29 #	1,472,000	1,216,542
VTR Comunicaciones 144A 4.375% 4/15/29 #	1,182,000	694,017
VTR Finance 144A 6.375% 7/15/28 #	1,087,000	421,534
VZ Secured Financing 144A 5.00% 1/15/32 #	1,015,000	826,648
		25,857,707
Retail — 4.86%
Asbury Automotive Group
4.50% 3/1/28	936,040	825,274
144A 4.625% 11/15/29 #	31,000	26,158
4.75% 3/1/30	964,040	807,573
144A 5.00% 2/15/32 #	31,000	25,544
Bath & Body Works
6.875% 11/1/35	1,000,000	890,700
6.95% 3/1/33	1,000,000	879,006
Lithia Motors
144A 3.875% 6/1/29 #	602,000	495,780
144A 4.375% 1/15/31 #	466,000	379,967

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	2,337,000	2,071,307
Michaels 144A 5.25% 5/1/28 #, *	1,009,000	812,987
PetSmart 144A 7.75% 2/15/29 #	2,300,000	2,164,455
		9,378,751
Services — 10.44%
ADT Security 144A 4.125% 8/1/29 #	1,590,000	1,354,372
Adtalem Global Education 144A 5.50% 3/1/28 #	1,851,000	1,682,041
Ahern Rentals 144A 7.375% 5/15/23 #	1,402,000	1,402,000
CDW 3.569% 12/1/31	2,520,000	2,081,296
Gartner 144A 4.50% 7/1/28 #	2,910,000	2,718,231
NESCO Holdings II 144A 5.50% 4/15/29 #	1,675,000	1,467,802
Sabre GLBL
144A 7.375% 9/1/25 #	114,000	109,747
144A 9.25% 4/15/25 #	288,000	287,389
Staples
144A 7.50% 4/15/26 #	1,930,000	1,665,088
144A 10.75% 4/15/27 #, *	2,612,000	1,885,028

United Rentals North America 144A 6.00% 12/15/29 #	4,095,000	4,077,289

NQ-IV010 [12/22] 2/23 (2745497)    3

Schedule of investments
Delaware Ivy High Income Opportunities Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)

White Cap Buyer 144A 6.875% 10/15/28 #	1,622,000	$ 1,405,696
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	13,000	11,255
		20,147,234
Technology & Electronics — 8.02%
AthenaHealth Group 144A 6.50% 2/15/30 #	735,000	543,023
CommScope Technologies 144A 6.00% 6/15/25 #	930,000	848,216
Entegris Escrow
144A 4.75% 4/15/29 #	794,000	725,678
144A 5.95% 6/15/30 #	2,155,000	1,990,142

Go Daddy Operating 144A 3.50% 3/1/29 #	3,270,000	2,741,869
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	3,255,000	2,708,634
NCR
144A 5.00% 10/1/28 #	856,000	731,165
144A 5.125% 4/15/29 #	2,389,000	2,002,240
144A 5.25% 10/1/30 #	285,000	235,591
144A 6.125% 9/1/29 #	393,000	368,107

Sensata Technologies 144A 4.00% 4/15/29 #	1,410,000	1,218,029
SS&C Technologies 144A 5.50% 9/30/27 #	1,450,000	1,360,718
		15,473,412
Transportation — 3.63%
Air Canada 144A 3.875% 8/15/26 #	3,050,000	2,706,670
American Airlines 144A 5.75% 4/20/29 #	1,053,791	965,020
Grupo Aeromexico 144A 8.50% 3/17/27 #	1,600,000	1,415,187
Seaspan 144A 5.50% 8/1/29 #	2,530,000	1,920,599
		7,007,476
Utilities — 4.77%
Calpine
144A 4.625% 2/1/29 #	1,205,000	1,035,889
144A 5.00% 2/1/31 #	135,000	113,469
144A 5.125% 3/15/28 #, *	2,000,000	1,788,656

PG&E 5.25% 7/1/30	3,010,000	2,743,720
Vistra
144A 7.00% 12/15/26 #, μ, ψ	2,465,000	2,246,547
144A 8.00% 10/15/26 #, μ, ψ	1,340,000	1,282,476
		9,210,757
Total Corporate Bonds (cost $254,469,303)		222,382,936

	Principalamount°	Value (US $)

Municipal Bonds — 0.70%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.986% 7/1/24^	17,435	$ 16,166
Series A-1 4.00% 7/1/35	38,057	32,119

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	1,563,785	1,309,670
Total Municipal Bonds (cost $1,537,200)		1,357,955

Loan Agreements — 3.09%
Foresight Energy Operating Tranche A 12.73% (LIBOR03M + 8.00%) 6/30/27 •	504,535	499,489
Heartland Dental 9.323% (SOFR03M + 5.00%) 4/30/25 •	1,223,850	1,156,538
MLN US Holdings 13.704% ((SOFR03M + 9.25%))Tranche B 10/18/27 •	971,200	752,680
MLN US Holdings 1st Lien 11.154% (SOFR03M + 6.70%) 10/18/27 •	1,928,718	1,562,262
Pre Paid Legal Services 2nd Lien 11.384% (LIBOR03M + 7.00%) 12/14/29 •	820,000	753,375
West Corporation Tranche B 8.415% (LIBOR01M + 4.00%) 10/10/24 •	1,354,311	1,247,094
Total Loan Agreements (cost $6,392,137)		5,971,438
	Number of shares
Common Stocks — 2.91%
Basic Industry — 0.60%
BIS Industries Holdings =, †	804,308	0
Foresight Energy =	74,057	1,138,263
Westmoreland Coal =, †	13,063	22,730
		1,160,993
Energy — 0.37%
KCA Deutag International =, †	11,090	713,457
Vantage Drilling International †	235	3,407
		716,864
Leisure — 1.37%
New Cotai <<, =, †	971,487	895,955
Studio City International Holdings ADR †	108,300	645,468
Studio City International Holdings ADR †	183,525	1,093,809
		2,635,232

4    NQ-IV010 [12/22] 2/23 (2745497)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Media — 0.00%
Cumulus Media Class A †	5	$ 31
		31
Retail — 0.54%
True Religion Apparel <<, =, †	61	1,040,638
		1,040,638
Utilities — 0.03%
Larchmont Resources =, †	1,661	63,930
		63,930
Total Common Stocks (cost $16,013,681)		5,617,688

Preferred Stock — 0.17%
True Religion Apparel 6.25% <<, =, ω	64	318,675
Total Preferred Stock (cost $1,048,855)		318,675

Exchange-Traded Fund — 2.79%
iShares iBoxx High Yield Corporate Bond ETF*	73,000	5,374,990
Total Exchange-Traded Fund (cost $6,315,544)		5,374,990

Warrants — 0.02%
California Resources 36.00% †	3,140	39,564
Total Warrants (cost $273,250)		39,564

Short-Term Investments — 14.77%
Money Market Mutual Funds — 14.77%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	7,129,665	7,129,665
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	7,129,665	7,129,665
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	7,129,665	7,129,665
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	7,129,665	$ 7,129,665
Total Short-Term Investments (cost $28,518,660)		28,518,660

Total Value of Securities Before Securities Lending Collateral—141.08% (cost $315,957,200)		272,331,180

Securities Lending Collateral — 5.26%
Money Market Mutual Fund — 5.26%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	10,160,295	10,160,295
Total Securities Lending Collateral (cost $10,160,295)		10,160,295■

Total Value of Securities—146.34% (cost $326,117,495)		282,491,475
Receivables and Other Assets Net of Liabilities — (1.27)%		(2,458,766)
Obligation to Return Securities Lending Collateral — 5.26%		10,160,295
Liabilities Net of Receivables and Other Assets — (41.08%)		(79,298,471)
Net Assets Applicable to 16,570,235 Shares Outstanding—100.00%		$193,032,709
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $180,038,050, which represents 93.27% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
*	Fully or partially on loan.
‡	Non-income producing security. Security is currently in default.

NQ-IV010 [12/22] 2/23 (2745497)    5

Schedule of investments
Delaware Ivy High Income Opportunities Fund   (Unaudited)
«	PIK. The first payment of cash and/or principal will be made after December 31, 2022.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
■	Includes $11,595,922 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $1,776,201.

Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar

6    NQ-IV010 [12/22] 2/23 (2745497)